TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the Year Ended December 31,
	2022	2021
Loss before income taxes from operations in the PRC	$(280,517)	$(119,255)
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(70,129)	(29,814)
Tax effect of non-deductible items	-	-
Valuation allowance of deferred tax assets	70,129	29,814
Income tax expense	$-	$-